Other Liabilities - Summary of Other Current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Other Liabilities Disclosure [Abstract]
Derivative liability	₨ 961	$ 13.1	₨ 669
Provision for employee benefits	8	0.1	14
Provision for SAR to employees	95	1.3	78
Payable to statutory authorities	126	1.7	176
Other payables	737	10.3	1,083
Total	₨ 1,927	$ 26.5	₨ 2,020